EQUITY (Detail Textuals)			1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 15, 2018 Warrant $ / shares	Jan. 03, 2018 USD ($) shares	Jan. 26, 2018 Warrant $ / shares	Nov. 30, 2018 USD ($) Warrant $ / shares shares	Aug. 31, 2018 USD ($) Warrant $ / shares shares	Aug. 31, 2017 USD ($) $ / shares shares	Jan. 19, 2017 $ / shares shares
Related Party Transaction [Line Items]
Common stock, par value (in dollars per share)				$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized | shares				150,000,000	150,000,000	150,000,000	75,000,000
Preferred stock, par value (in dollars per share)				$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized | shares				50,000,000	50,000,000	50,000,000
Preferred stock, shares issued | shares				0	0	0
Common stock, voting rights				Each common share entitles the holder to one vote, in person or proxy	One vote
Value for issuance of common shares | $					$ 1,386,613	$ 2,160
Common shares issued for services (in shares) | shares		120,000
Common shares issued for services | $		$ 126,000				770,921
Proceeds from issuance of common stock | $				$ 170,774	$ 1,386,613	772,681
Amount of refund common shares | $						$ (400)
Common stock vesting period					4 years
Number of restricted shares award issued | shares					520,000
Series A or Series B Common Stock Purchase Warrant
Related Party Transaction [Line Items]
Purchase warrants outstanding | $					$ 3,962,293
Warrant or right outstanding weighted average remaining life term					4 years 2 months 23 days
Warrant intrinsic value | $					$ 585,691
Exercise price of warrants					$ 1.30
Terms of common stock warrant					5 years
Series A or Series B Common Stock Purchase Warrant | Minimum
Related Party Transaction [Line Items]
Exercise price of warrants					$ 1.00
Series A or Series B Common Stock Purchase Warrant | Maximum
Related Party Transaction [Line Items]
Exercise price of warrants					$ 1.75
Series A, B, C and D common stock purchase warrant
Related Party Transaction [Line Items]
Purchase warrants outstanding | $				$ 4,190,020
Warrant or right outstanding weighted average remaining life term				4 years 11 days
Warrant intrinsic value | $				$ 156,184
Exercise price of warrants				$ 1.32
Number of warrant purchase | Warrant				1
Number of purchase common stock shares | Warrant				1
Terms of common stock warrant				5 years
Series A, B, C and D common stock purchase warrant | Minimum
Related Party Transaction [Line Items]
Exercise price of warrants				$ 1.00
Series A, B, C and D common stock purchase warrant | Maximum
Related Party Transaction [Line Items]
Exercise price of warrants				$ 1.75
Subscription Agreement
Related Party Transaction [Line Items]
Number of issuance of common shares | shares					25,000	1,927,302
Value for issuance of common shares | $					$ 10,000	$ 770,921
Common stock price per share					$ 0.40	$ 0.40
Subscription Agreement | Private placement
Related Party Transaction [Line Items]
Number of issuance of common shares | shares				227,727	1,308,893
Value for issuance of common shares | $				$ 170,774	$ 850,786
Share price				$ 0.75	$ 0.65
Subscription Agreement | Series A Common Stock Purchase Warrant
Related Party Transaction [Line Items]
Exercise price of warrants	$ 1.50		$ 1.50
Number of warrant purchase | Warrant	1		1
Number of purchase common stock shares | Warrant	1		1
Terms of common stock warrant	5 years		5 years
Subscription Agreement | Series C Common Stock Purchase Warrant
Related Party Transaction [Line Items]
Exercise price of warrants					$ 1.75
Number of warrant purchase | Warrant					1
Number of purchase common stock shares | Warrant					1
Terms of common stock warrant					5 years
Subscription Agreement | Series C Common Stock Purchase Warrant | Private placement
Related Party Transaction [Line Items]
Number of issuance of common shares | shares					701,098
Value for issuance of common shares | $					$ 525,828
Common stock price per share					$ 0.75
Subscription Agreement | Series D Common Stock Purchase Warrant
Related Party Transaction [Line Items]
Exercise price of warrants				$ 1.75
Number of warrant purchase | Warrant				1
Number of purchase common stock shares | Warrant				1
Terms of common stock warrant				5 years
Stock purchase agreement
Related Party Transaction [Line Items]
Number of issuance of common shares | shares						1,760,000
Value for issuance of common shares | $						$ 1,760
Common stock price per share						$ 0.001
Number of cancelled common shares | shares						400,000
Amount of refund common shares | $						$ 400